Schedule of Investments (unaudited)	iShares® Russell 2000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
AAR Corp.(a)	385,271	$14,929,251
Aerojet Rocketdyne Holdings Inc.	170,403	8,228,761
AerSale Corp.(a)(b)	87,843	1,094,524
Astronics Corp.(a)(b)	272,559	4,772,508
Ducommun Inc.(a)	122,230	6,668,869
Kaman Corp.	310,969	15,672,838
Kratos Defense & Security Solutions Inc.(a)	1,071,766	30,534,613
Maxar Technologies Inc.(b)	807,080	32,218,634
Moog Inc., Class A	330,646	27,794,103
National Presto Industries Inc.	59,517	6,049,903
Park Aerospace Corp.	230,208	3,430,099
Parsons Corp.(a)(b)	291,403	11,469,622
Triumph Group Inc.(a)	583,630	12,110,322
Vectrus Inc.(a)	125,849	5,989,154
		180,963,201
Air Freight & Logistics — 0.4%
Air Transport Services Group Inc.(a)	656,259	15,244,897
Atlas Air Worldwide Holdings Inc.(a)(b)	322,276	21,950,218
Echo Global Logistics Inc.(a)(b)	201,759	6,202,072
Hub Group Inc., Class A(a)	377,039	24,877,033
Radiant Logistics Inc.(a)	447,814	3,103,351
		71,377,571
Airlines — 0.5%
Hawaiian Holdings Inc.(a)	585,537	14,269,537
Mesa Air Group Inc.(a)	399,578	3,728,063
SkyWest Inc.(a)	568,287	24,476,121
Spirit Airlines Inc.(a)	1,116,376	33,982,485
		76,456,206
Auto Components — 1.0%
Adient PLC(a)(b)	929,151	41,997,625
American Axle & Manufacturing Holdings Inc.(a)(b)	639,689	6,620,781
Cooper-Standard Holdings Inc.(a)(b)	189,458	5,494,282
Dana Inc.	766,004	18,200,255
Goodyear Tire & Rubber Co. (The)(a)	3,116,489	53,447,786
Modine Manufacturing Co.(a)(b)	501,296	8,316,501
Motorcar Parts of America Inc.(a)	203,199	4,559,786
Standard Motor Products Inc.	233,832	10,136,617
Stoneridge Inc.(a)(b)	250,190	7,380,605
Tenneco Inc., Class A(a)	68,861	1,330,394
XL Fleet Corp.(a)(b)	372,223	3,100,618
		160,585,250
Automobiles — 0.2%
Canoo Inc.(a)	488,539	4,856,078
Fisker Inc.(a)(b)	147,053	2,835,182
Lordstown Motors Corp., Class A(a)(b)	1,135,079	12,553,974
Workhorse Group Inc.(a)(b)	1,260,370	20,909,538
		41,154,772
Banks — 14.3%
1st Source Corp.	206,434	9,590,924
Allegiance Bancshares Inc.	212,955	8,185,990
Altabancorp.	197,623	8,559,052
Amalgamated Financial Corp.	169,723	2,652,771
Amerant Bancorp Inc.(a)	242,895	5,193,095
American National Bankshares Inc.	140,684	4,373,866
Ameris Bancorp.	708,056	35,848,875
Arrow Financial Corp.	171,031	6,148,564
Associated Banc-Corp.	1,756,035	35,963,597

Security	Shares	Value

Banks (continued)
Atlantic Capital Bancshares Inc.(a)(b)	227,970	$5,804,116
Atlantic Union Bankshares Corp.	918,732	33,276,473
Banc of California Inc.	519,793	9,117,169
BancFirst Corp.	207,127	12,930,939
Bancorp. Inc. (The)(a)	591,853	13,618,538
BancorpSouth Bank	1,093,212	30,970,696
Bank First Corp.	72,711	5,073,046
Bank of Marin Bancorp., Class A	158,425	5,053,758
Bank of NT Butterfield & Son Ltd. (The)	582,240	20,640,408
BankUnited Inc.	955,232	40,778,854
Banner Corp.	333,714	18,090,636
Bar Harbor Bankshares	175,888	5,033,915
Berkshire Hills Bancorp. Inc.	488,392	13,386,825
Blue Ridge Bankshares Inc.(b)	194,867	3,414,070
Boston Private Financial Holdings Inc.	838,612	12,369,527
Brookline Bancorp. Inc.	763,687	11,417,121
Bryn Mawr Bank Corp.	236,277	9,968,527
Business First Bancshares Inc.	229,660	5,270,697
Byline Bancorp Inc.	295,676	6,691,148
Cadence BanCorp.	897,415	18,738,025
Cambridge Bancorp.	76,353	6,336,535
Camden National Corp.	178,829	8,540,873
Capital Bancorp Inc./MD(a)	92,351	1,888,578
Capital City Bank Group Inc.	174,787	4,507,757
Capstar Financial Holdings Inc.	238,274	4,884,617
Carter Bankshares Inc.(a)	296,100	3,704,211
Cathay General Bancorp.	896,054	35,268,685
CBTX Inc.	220,415	6,019,534
Central Pacific Financial Corp.	249,654	6,505,983
Century Bancorp. Inc./MA, Class A, NVS	31,065	3,541,410
CIT Group Inc.	1,123,065	57,938,923
Citizens & Northern Corp.	196,114	4,804,793
City Holding Co.	158,774	11,946,156
Civista Bancshares Inc.	194,650	4,301,765
CNB Financial Corp./PA	200,051	4,565,164
Coastal Financial Corp./WA(a)(b)	39,792	1,136,460
Columbia Banking System Inc.	739,805	28,526,881
Community Bank System Inc.	563,575	42,634,449
Community Trust Bancorp. Inc.	191,262	7,723,160
ConnectOne Bancorp. Inc.	432,592	11,320,933
CrossFirst Bankshares Inc.(a)(b)	302,371	4,157,601
Customers Bancorp. Inc.(a)(b)	301,588	11,758,916
CVB Financial Corp.	1,437,802	29,604,343
Dime Community Bancshares Inc.	415,334	13,963,529
Eagle Bancorp. Inc.	333,347	18,694,100
Eastern Bankshares Inc.	1,540,110	31,680,063
Enterprise Bancorp. Inc./MA	112,742	3,692,301
Enterprise Financial Services Corp.	331,035	15,356,714
Equity Bancshares Inc., Class A(a)	160,079	4,880,809
Farmers National Banc Corp.	321,650	4,988,792
FB Financial Corp.	351,756	13,127,534
Fidelity D&D Bancorp. Inc.	48,056	2,599,830
Financial Institutions Inc.	192,992	5,789,760
First Bancorp. Inc. (The)	136,928	4,032,530
First BanCorp./Puerto Rico	2,131,144	25,403,236
First Bancorp./Southern Pines NC	280,006	11,455,045
First Bancshares Inc. (The)	237,708	8,897,410
First Bank/Hamilton NJ.	190,897	2,584,745
First Busey Corp.	604,087	14,896,785
First Choice Bancorp.	123,579	3,762,981

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Commonwealth Financial Corp.	944,088	$13,283,318
First Community Bankshares Inc.	214,875	6,414,019
First Financial Bancorp.	993,127	23,467,591
First Financial Bankshares Inc.	113,208	5,561,909
First Financial Corp./IN	152,511	6,225,499
First Foundation Inc.	455,425	10,251,617
First Internet Bancorp.	109,235	3,384,100
First Interstate BancSystem Inc., Class A	483,610	20,229,406
First Merchants Corp.	637,834	26,578,543
First Mid Bancshares Inc.	197,979	8,020,129
First Midwest Bancorp. Inc.	1,178,533	23,370,309
First of Long Island Corp. (The)	279,387	5,931,386
Five Star Bancorp.(a)	45,765	1,105,225
Flushing Financial Corp.	351,846	7,540,060
Fulton Financial Corp.	1,881,935	29,696,934
German American Bancorp. Inc.	288,978	10,749,982
Glacier Bancorp. Inc.	948,971	52,269,323
Great Southern Bancorp. Inc.	131,335	7,078,957
Great Western Bancorp. Inc.	574,758	18,846,315
Guaranty Bancshares Inc./TX	102,392	3,488,495
Hancock Whitney Corp.	988,233	43,917,075
Hanmi Financial Corp.	298,593	5,691,183
Harborone Bancorp. Inc.	594,383	8,523,452
Hawthorn Bancshares Inc.	1	9
HBT Financial Inc.	140,889	2,452,877
Heartland Financial USA Inc.	473,573	22,253,195
Heritage Commerce Corp.	702,531	7,819,170
Heritage Financial Corp./WA	366,704	9,174,934
Hilltop Holdings Inc.	736,668	26,814,715
Home BancShares Inc./AR	1,757,549	43,376,309
HomeTrust Bancshares Inc.	182,951	5,104,333
Hope Bancorp Inc.	1,231,980	17,469,476
Horizon Bancorp Inc./IN	516,746	9,006,883
Howard Bancorp. Inc.(a)	172,165	2,777,021
Independent Bank Corp.	341,298	25,767,999
Independent Bank Corp./MI	270,068	5,863,176
Independent Bank Group Inc.	430,846	31,873,987
International Bancshares Corp.	618,330	26,551,090
Investors Bancorp. Inc.	1,650,878	23,541,520
Lakeland Bancorp. Inc.	603,701	10,552,693
Lakeland Financial Corp.	265,678	16,376,392
Macatawa Bank Corp.	369,449	3,232,679
Mercantile Bank Corp.	199,734	6,031,967
Metrocity Bankshares Inc.	181,124	3,171,481
Metropolitan Bank Holding Corp.(a)	83,947	5,055,288
Mid Penn Bancorp. Inc.	108,596	2,980,960
Midland States Bancorp. Inc.	260,706	6,848,747
MidWestOne Financial Group Inc.	185,496	5,336,720
MVB Financial Corp.	116,644	4,976,033
National Bank Holdings Corp., Class A	301,467	11,377,365
NBT Bancorp. Inc.	444,584	15,991,686
Nicolet Bankshares Inc.(a)(b)	102,947	7,241,292
Northrim Bancorp. Inc.	77,040	3,293,460
OceanFirst Financial Corp.	694,688	14,477,298
OFG Bancorp.	530,819	11,741,716
Old National Bancorp./IN	1,707,908	30,076,260
Old Second Bancorp. Inc.	341,978	4,240,527
Origin Bancorp Inc.	216,027	9,172,506
Orrstown Financial Services Inc.	141,163	3,256,630
Pacific Premier Bancorp. Inc.	900,092	38,064,891

Security	Shares	Value

Banks (continued)
Park National Corp.	167,576	$19,676,774
Peapack Gladstone Financial Corp.	214,097	6,651,994
Peoples Bancorp. Inc./OH	227,857	6,749,124
Peoples Financial Services Corp.	85,680	3,649,968
Preferred Bank/Los Angeles CA	138,374	8,754,923
Premier Financial Bancorp. Inc.	155,450	2,619,333
Primis Financial Corp.	300,474	4,585,233
QCR Holdings Inc.	175,983	8,463,022
RBB Bancorp.	159,529	3,863,792
Red River Bancshares Inc.	55,810	2,818,963
Reliant Bancorp Inc.	179,220	4,969,771
Renasant Corp.	579,736	23,189,440
Republic Bancorp. Inc./KY, Class A	119,189	5,498,189
Republic First Bancorp. Inc.(a)(b)	540,828	2,157,904
S&T Bancorp. Inc.	390,858	12,233,855
Sandy Spring Bancorp. Inc.	548,698	24,214,043
Seacoast Banking Corp. of Florida	553,543	18,903,493
ServisFirst Bancshares Inc.	99,349	6,753,745
Sierra Bancorp.	179,378	4,565,170
Simmons First National Corp., Class A	1,119,968	32,859,861
SmartFinancial Inc.	169,718	4,074,929
South Plains Financial Inc.	131,042	3,031,001
South State Corp.	802,748	65,632,676
Southern First Bancshares Inc.(a)(b)	69,487	3,554,955
Southside Bancshares Inc.	342,070	13,077,336
Spirit of Texas Bancshares Inc.	152,738	3,488,536
Stock Yards Bancorp. Inc.	201,982	10,278,864
Summit Financial Group Inc.	141,154	3,106,800
Texas Capital Bancshares Inc.(a)	366,248	23,253,086
Tompkins Financial Corp.	168,225	13,047,531
Towne Bank/Portsmouth VA	784,604	23,867,654
TriCo Bancshares.	327,887	13,961,428
TriState Capital Holdings Inc.(a)(b)	330,724	6,743,462
Triumph Bancorp. Inc.(a)(b)	19,585	1,454,186
Trustmark Corp.	745,905	22,973,874
UMB Financial Corp.	501,100	46,632,366
United Bankshares Inc./WV	1,434,780	52,369,470
United Community Banks Inc./GA	796,625	25,499,966
Univest Financial Corp.	349,946	9,228,076
Valley National Bancorp.	4,579,057	61,496,736
Veritex Holdings Inc.	460,525	16,307,190
Washington Trust Bancorp. Inc.	210,647	10,816,723
WesBanco Inc.	766,187	27,299,243
West Bancorp. Inc.	173,260	4,807,965
Westamerica Bancorp.	265,950	15,433,079
		2,385,168,954
Beverages — 0.2%
Duckhorn Portfolio Inc. (The)(a)	77,383	1,707,069
MGP Ingredients Inc.	26,943	1,822,425
NewAge Inc.(a)(b)	635,045	1,416,150
Primo Water Corp.	1,787,575	29,906,130
		34,851,774
Biotechnology — 6.2%
4D Molecular Therapeutics Inc.(a)	96,735	2,329,379
89bio Inc.(a)(b)	114,275	2,136,943
Adicet Bio Inc.(a)	225,335	2,318,697
Adverum Biotechnologies Inc.(a)(b)	977,367	3,420,784
Aeglea BioTherapeutics Inc.(a)	433,934	3,020,181
Agios Pharmaceuticals Inc.(a)	694,805	38,290,704
Akebia Therapeutics Inc.(a)(b)	1,035,366	3,924,037

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Akero Therapeutics Inc.(a)	71,789	$1,781,085
Akouos Inc.(a)(b)	272,855	3,424,330
Albireo Pharma Inc.(a)(b)	42,918	1,509,855
Allogene Therapeutics Inc.(a)	456,871	11,915,196
Altimmune Inc.(a)	364,022	3,585,617
AnaptysBio Inc.(a)(b)	219,511	5,691,920
Anika Therapeutics Inc.(a)	164,506	7,121,465
Annexon Inc.(a)(b)	352,818	7,941,933
Applied Therapeutics Inc.(a)	48,497	1,007,768
AquaBounty Technologies Inc.(a)	389,296	2,086,627
Arbutus Biopharma Corp.(a)	834,708	2,529,165
Arcturus Therapeutics Holdings Inc.(a)	236,582	8,005,935
Arcus Biosciences Inc.(a)(b)	507,354	13,931,941
Arcutis Biotherapeutics Inc.(a)	284,168	7,754,945
Ardelyx Inc.(a)	230,052	1,743,794
Arena Pharmaceuticals Inc.(a)(b)	624,932	42,620,362
Atara Biotherapeutics Inc.(a)	850,117	13,219,319
Athenex Inc.(a)	402,637	1,860,183
Athersys Inc.(a)	321,753	463,324
Atossa Therapeutics Inc.(a)	1,225,050	7,742,316
Atreca Inc., Class A(a)(b)	288,209	2,455,541
Avid Bioservices Inc.(a)(b)	42,318	1,085,457
Avidity Biosciences Inc.(a)(b)	278,882	6,891,174
Avrobio Inc.(a)(b)	418,734	3,722,545
BioCryst Pharmaceuticals Inc.(a)(b)	1,803,478	28,512,987
Biohaven Pharmaceutical Holding Co. Ltd.(a)	199,620	19,379,110
Black Diamond Therapeutics Inc.(a)	256,246	3,123,639
Bluebird Bio Inc.(a)(b)	765,491	24,480,402
Blueprint Medicines Corp.(a)(b)	43,245	3,803,830
Bolt Biotherapeutics Inc.(a)(b)	134,899	2,085,539
Bridgebio Pharma Inc.(a)(b)	395,356	24,100,902
Brooklyn ImmunoTherapeutics Inc.(a)(b)	33,713	607,171
Cardiff Oncology Inc.(a)	422,255	2,807,996
Catalyst Pharmaceuticals Inc.(a)	1,080,171	6,210,983
Celldex Therapeutics Inc.(a)	93,261	3,118,648
CEL-SCI Corp.(a)(b)	35,400	307,272
ChemoCentryx Inc.(a)	568,156	7,607,609
Chimerix Inc.(a)(b)	244,986	1,959,888
Chinook Therapeutics Inc.(a)(b)	357,385	5,046,276
Clene Inc.(a)(b)	80,932	909,676
Cogent Biosciences Inc.(a)	309,624	2,511,051
Constellation Pharmaceuticals Inc.(a)	409,896	13,854,485
Crinetics Pharmaceuticals Inc.(a)	58,007	1,093,432
Cullinan Oncology Inc.(a)	137,579	3,542,659
Curis Inc.(a)	124,758	1,006,797
Cytokinetics Inc.(a)(b)	58,722	1,162,108
CytomX Therapeutics Inc.(a)	108,786	688,615
Deciphera Pharmaceuticals Inc.(a)	63,842	2,337,256
Design Therapeutics Inc.(a)(b)	61,387	1,220,987
Dyne Therapeutics Inc.(a)(b)	341,888	7,193,324
Eagle Pharmaceuticals Inc./DE(a)	67,514	2,889,599
Eiger BioPharmaceuticals Inc.(a)	350,184	2,983,568
Emergent BioSolutions Inc.(a)	552,645	34,811,109
Enanta Pharmaceuticals Inc.(a)(b)	200,629	8,829,682
FibroGen Inc.(a)(b)	87,539	2,331,164
Finch Therapeutics Group Inc.(a)(b)	71,264	1,002,684
Foghorn Therapeutics Inc.(a)	178,046	1,899,751
Forma Therapeutics Holdings Inc.(a)(b)	366,293	9,117,033
Frequency Therapeutics Inc.(a)	371,449	3,699,632
G1 Therapeutics Inc.(a)	185,017	4,059,273

Security	Shares	Value

Biotechnology (continued)
Gemini Therapeutics Inc.(a)(b)	194,756	$1,260,071
Generation Bio Co.(a)(b)	34,974	940,801
Geron Corp.(a)(b)	3,474,976	4,899,716
Gossamer Bio Inc.(a)(b)	692,719	5,624,878
Gritstone bio Inc.(a)(b)	453,321	4,138,821
Homology Medicines Inc.(a)	491,483	3,573,081
Hookipa Pharma Inc.(a)(b)	79,367	727,002
iBio Inc.(a)(b)	2,387,135	3,604,574
Ideaya Biosciences Inc.(a)	238,732	5,010,985
Immunic Inc.(a)(b)	168,475	2,065,504
ImmunityBio Inc.(a)(b)	672,932	9,609,469
ImmunoGen Inc.(a)	1,024,691	6,752,714
Immunovant Inc.(a)	150,973	1,595,785
Infinity Pharmaceuticals Inc.(a)	150,907	451,212
Inovio Pharmaceuticals Inc.(a)(b)	2,324,908	21,551,897
Inozyme Pharma Inc.(a)	153,342	2,612,948
Instil Bio Inc.(a)	103,751	2,004,469
Invitae Corp.(a)	1,678,508	56,616,075
iTeos Therapeutics Inc.(a)	225,937	5,795,284
IVERIC bio Inc.(a)(b)	827,377	5,220,749
Jounce Therapeutics Inc.(a)	388,964	2,644,955
Kezar Life Sciences Inc.(a)	389,028	2,112,422
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	178,856	2,491,464
Kinnate Biopharma Inc.(a)(b)	140,944	3,281,176
Kronos Bio Inc.(a)(b)	381,062	9,126,435
Krystal Biotech Inc.(a)	130,612	8,881,616
Kura Oncology Inc.(a)	719,785	15,007,517
Lexicon Pharmaceuticals Inc.(a)(b)	447,362	2,053,392
Ligand Pharmaceuticals Inc.(a)	149,245	19,579,452
Lineage Cell Therapeutics Inc.(a)	1,387,139	3,953,346
MacroGenics Inc.(a)	57,755	1,551,299
Magenta Therapeutics Inc.(a)	51,997	508,531
MannKind Corp.(a)(b)	2,507,379	13,665,216
MeiraGTx Holdings PLC(a)(b)	302,936	4,695,508
Mersana Therapeutics Inc.(a)	230,345	3,128,085
MiMedx Group Inc.(a)	411,059	5,142,348
Mirum Pharmaceuticals Inc.(a)	31,394	542,802
Mustang Bio Inc.(a)	779,253	2,587,120
Myriad Genetics Inc.(a)	864,989	26,451,364
Neoleukin Therapeutics Inc.(a)	293,702	2,710,869
NexImmune Inc.(a)(b)	22,051	359,872
Nkarta Inc.(a)(b)	157,444	4,989,400
Nurix Therapeutics Inc.(a)(b)	34,847	924,491
Olema Pharmaceuticals Inc.(a)(b)	73,737	2,063,161
Oncocyte Corp.(a)(b)	196,855	1,129,948
Oncorus Inc.(a)(b)	223,499	3,084,286
Oncternal Therapeutics Inc.(a)	490,261	2,328,740
OPKO Health Inc.(a)(b)	4,442,437	17,991,870
ORIC Pharmaceuticals Inc.(a)(b)	280,807	4,967,476
Oyster Point Pharma Inc.(a)(b)	109,789	1,887,273
Passage Bio Inc.(a)(b)	413,284	5,471,880
Portage Biotech Inc.(a)	31,245	654,895
Poseida Therapeutics Inc.(a)(b)	315,204	3,158,344
Praxis Precision Medicines Inc.(a)	249,718	4,564,845
Precigen Inc.(a)	169,570	1,105,596
Prometheus Biosciences Inc.(a)	115,540	2,837,662
Prothena Corp. PLC(a)(b)	90,355	4,645,151
Recursion Pharmaceuticals Inc., Class A(a)(b)	79,041	2,884,996
REGENXBIO Inc.(a)	212,917	8,271,825
Relay Therapeutics Inc.(a)(b)	75,613	2,766,680

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Reneo Pharmaceuticals Inc.(a)	22,922	$213,862
Replimune Group Inc.(a)	90,527	3,478,047
Revolution Medicines, Inc.(a)	573,318	18,197,113
Rhythm Pharmaceuticals Inc.(a)	500,111	9,792,173
Sana Biotechnology Inc.(a)(b)	18,010	354,077
Sangamo Therapeutics Inc.(a)	140,617	1,683,185
Scholar Rock Holding Corp.(a)	48,512	1,401,997
Selecta Biosciences Inc.(a)(b)	935,207	3,909,165
Sensei Biotherapeutics Inc.(a)(b)	78,275	763,964
Shattuck Labs Inc.(a)	54,156	1,569,982
Sigilon Therapeutics Inc.(a)	72,674	779,792
Silverback Therapeutics Inc.(a)(b)	140,986	4,355,058
Solid Biosciences Inc.(a)(b)	662,779	2,425,771
Sorrento Therapeutics Inc.(a)	300,222	2,909,151
Spero Therapeutics Inc.(a)	31,304	437,004
Spruce Biosciences Inc.(a)(b)	89,615	1,004,584
SQZ Biotechnologies Co.(a)(b)	249,693	3,608,064
Surface Oncology Inc.(a)	369,707	2,758,014
Sutro Biopharma Inc.(a)(b)	449,263	8,351,799
Syndax Pharmaceuticals Inc.(a)	379,361	6,513,628
Syros Pharmaceuticals Inc.(a)	334,969	1,825,581
Talaris Therapeutics Inc.(a)	33,299	489,162
Taysha Gene Therapies Inc.(a)(b)	43,858	929,790
TCR2 Therapeutics Inc.(a)	348,433	5,717,786
Tonix Pharmaceuticals Holding Corp.(a)	3,635,904	4,035,853
Translate Bio Inc.(a)(b)	364,198	10,030,013
Travere Therapeutics Inc.(a)	617,989	9,016,460
Trevena Inc.(a)(b)	1,192,646	2,015,572
Trillium Therapeutics Inc.(a)	929,651	9,017,615
Turning Point Therapeutics Inc.(a)(b)	460,405	35,920,798
UroGen Pharma Ltd.(a)	68,124	1,040,253
Vanda Pharmaceuticals Inc.(a)	622,819	13,396,837
Vaxart Inc.(a)(b)	106,695	799,146
Vaxcyte Inc.(a)	315,730	7,107,082
VBI Vaccines Inc.(a)	264,784	887,026
Veracyte Inc.(a)	760,971	30,423,621
Viking Therapeutics Inc.(a)(b)	781,950	4,683,880
Viracta Therapeutics Inc.(a)(b)	312,299	3,541,471
VistaGen Therapeutics Inc.(a)(b)	328,749	1,035,559
Vor BioPharma Inc.(a)(b)	111,745	2,084,044
Werewolf Therapeutics Inc.(a)	29,301	511,009
XBiotech Inc.(a)(b)	178,603	2,957,666
XOMA Corp.(a)(b)	57,637	1,959,658
		1,030,020,314
Building Products — 1.0%
American Woodmark Corp.(a)	190,970	15,600,339
Apogee Enterprises Inc.	285,287	11,619,740
Caesarstone Ltd.	253,031	3,734,738
Gibraltar Industries Inc.(a)	264,279	20,167,130
Griffon Corp.	522,256	13,385,421
Insteel Industries Inc.	193,096	6,208,036
JELD-WEN Holding Inc.(a)(b)	571,713	15,013,183
PGT Innovations Inc.(a)	345,020	8,014,815
Quanex Building Products Corp.	374,400	9,300,096
Resideo Technologies Inc.(a)	1,441,471	43,244,130
UFP Industries Inc.	64,140	4,768,168
View Inc.(a)(b)	943,536	8,001,185
		159,056,981
Capital Markets — 1.2%
Assetmark Financial Holdings Inc.(a)	207,019	5,187,896

Security	Shares	Value

Capital Markets (continued)
Associated Capital Group Inc., Class A	25,148	$977,251
B. Riley Financial Inc.	225,108	16,995,654
BGC Partners Inc., Class A	3,750,841	21,267,269
Blucora Inc.(a)	357,022	6,180,051
Cowen Inc., Class A	289,934	11,901,791
Diamond Hill Investment Group Inc.	37,585	6,288,346
Donnelley Financial Solutions Inc.(a)	310,911	10,260,063
Federated Hermes Inc.	1,080,113	36,626,632
GCM Grosvenor Inc., Class A	42,384	441,641
Houlihan Lokey Inc.	79,117	6,470,980
Moelis & Co., Class A	317,251	18,048,409
Oppenheimer Holdings Inc., Class A, NVS	104,486	5,312,068
Piper Sandler Cos	201,870	26,154,277
PJT Partners Inc., Class A	44,354	3,165,989
Sculptor Capital Management Inc.	244,205	6,005,001
StoneX Group Inc.(a)	175,715	10,660,629
Value Line Inc.	2,207	68,417
WisdomTree Investments Inc.	451,196	2,797,415
		194,809,779
Chemicals — 1.9%
AdvanSix Inc.(a)	305,411	9,119,572
American Vanguard Corp.	245,447	4,297,777
Amyris Inc.(a)(b)	1,685,533	27,592,175
Avient Corp.	923,259	45,387,412
Chase Corp.	61,891	6,350,635
Ferro Corp.(a)	154,605	3,334,830
FutureFuel Corp.	328,471	3,153,322
GCP Applied Technologies Inc.(a)	552,805	12,858,244
Hawkins Inc.	77,131	2,526,040
HB Fuller Co.	481,116	30,603,789
Innospec Inc.	192,277	17,422,219
Intrepid Potash Inc.(a)	111,477	3,551,657
Koppers Holdings Inc.(a)	233,052	7,539,232
Kraton Corp.(a)	353,011	11,398,725
Kronos Worldwide Inc.	235,644	3,374,422
Minerals Technologies Inc.	380,564	29,938,970
PQ Group Holdings Inc.	579,524	8,901,489
Rayonier Advanced Materials Inc.(a)	688,897	4,608,721
Sensient Technologies Corp.	232,592	20,133,164
Stepan Co.	221,507	26,640,647
Tredegar Corp.	60,797	837,175
Tronox Holdings PLC, Class A	1,289,183	28,877,699
Valhi Inc.	20,217	491,880
Zymergen Inc.(a)	169,972	6,800,580
		315,740,376
Commercial Services & Supplies — 2.1%
ABM Industries Inc.	762,494	33,816,609
ACCO Brands Corp.	1,054,740	9,102,406
Brady Corp., Class A, NVS	534,684	29,963,691
BrightView Holdings Inc.(a)	463,770	7,475,972
Casella Waste Systems Inc., Class A(a)(b)	45,423	2,881,181
CECO Environmental Corp.(a)	349,783	2,504,446
CompX International Inc.	12,173	252,833
CoreCivic Inc.(a)	1,365,730	14,299,193
Deluxe Corp.	475,693	22,723,855
Ennis Inc.	308,238	6,633,282
Harsco Corp.(a)(b)	513,809	10,491,980
Healthcare Services Group Inc.	407,544	12,866,164
Heritage-Crystal Clean Inc.(a)	113,366	3,364,703
Herman Miller Inc.	667,246	31,453,976

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
HNI Corp.	451,627	$19,858,039
Interface Inc.	508,119	7,774,221
KAR Auction Services Inc.(a)	1,400,940	24,586,497
Kimball International Inc., Class B	429,653	5,649,937
Knoll Inc.	536,513	13,943,973
Matthews International Corp., Class A	350,964	12,620,665
NL Industries Inc.	98,418	639,717
RR Donnelley & Sons Co.(a)	803,368	5,045,151
Steelcase Inc., Class A	1,016,464	15,358,771
Team Inc.(a)(b)	299,320	2,005,444
U.S. Ecology Inc.(a)	320,230	12,015,030
UniFirst Corp./MA	170,298	39,958,723
VSE Corp.	122,341	6,057,103
		353,343,562
Communications Equipment — 0.7%
ADTRAN Inc.	515,242	10,639,747
Aviat Networks Inc.(a)	75,213	2,464,730
Calix Inc.(a)	108,608	5,158,880
Comtech Telecommunications Corp.	291,147	7,034,112
Digi International Inc.(a)	375,243	7,546,137
DZS Inc.(a)	112,096	2,325,992
EchoStar Corp., Class A(a)(b)	466,961	11,342,483
EMCORE Corp.(a)	355,210	3,275,036
Harmonic Inc.(a)(b)	832,449	7,092,465
Inseego Corp.(a)	733,751	7,403,548
KVH Industries Inc.(a)	168,746	2,075,576
NETGEAR Inc.(a)(b)	340,420	13,044,894
NetScout Systems Inc.(a)(b)	793,759	22,653,882
Plantronics Inc.(a)	224,828	9,382,072
Ribbon Communications Inc.(a)	792,519	6,031,070
Viavi Solutions Inc.(a)	278,223	4,913,418
		122,384,042
Construction & Engineering — 1.6%
API Group Corp.(a)(b)(c)	2,028,820	42,382,050
Arcosa Inc.	546,652	32,110,338
Argan Inc.	169,230	8,087,502
Concrete Pumping Holdings Inc.(a)(b)	283,723	2,403,134
Dycom Industries Inc.(a)	62,101	4,628,388
EMCOR Group Inc.	548,855	67,613,447
Fluor Corp.(a)	1,610,127	28,499,248
Granite Construction Inc.	516,445	21,447,961
Great Lakes Dredge & Dock Corp.(a)(b)	718,222	10,493,223
HC2 Holdings Inc.(a)	495,618	1,972,560
Infrastructure and Energy Alternatives Inc.(a)(b)	144,361	1,856,482
Matrix Service Co.(a)	290,983	3,055,321
MYR Group Inc.(a)(b)	46,173	4,198,049
Northwest Pipe Co.(a)(b)	102,715	2,901,699
NV5 Global Inc.(a)(b)	107,565	10,165,968
Primoris Services Corp.	600,237	17,664,975
Sterling Construction Co. Inc.(a)	246,358	5,944,619
Tutor Perini Corp.(a)	473,609	6,559,485
		271,984,449
Construction Materials — 0.4%
Summit Materials Inc., Class A(a)(b)	1,323,698	46,130,875
U.S. Concrete Inc.(a)	165,746	12,232,055
United State Lime & Minerals Inc.	22,641	3,149,137
		61,512,067
Consumer Finance — 1.4%
Encore Capital Group Inc.(a)(b)	351,157	16,641,330

Security	Shares	Value

Consumer Finance (continued)
Enova International Inc.(a)	408,844	$13,986,553
EZCORP Inc., Class A, NVS(a)	555,216	3,347,952
FirstCash Inc.	424,334	32,436,091
Green Dot Corp., Class A(a)	513,973	24,079,635
LendingClub Corp.(a)(b)	1,093,548	19,826,025
Navient Corp.	1,990,885	38,483,807
Nelnet Inc., Class A	192,537	14,484,559
Oportun Financial Corp.(a)(b)	233,493	4,676,865
PRA Group Inc.(a)(b)	513,709	19,762,385
PROG Holdings Inc.	640,696	30,836,699
Regional Management Corp.	56,313	2,620,807
World Acceptance Corp.(a)(b)	49,716	7,966,492
		229,149,200
Containers & Packaging — 0.3%
Greif Inc., Class A, NVS	250,166	15,147,551
Greif Inc., Class B	60,693	3,580,887
Myers Industries Inc.	228,689	4,802,469
Pactiv Evergreen Inc.	485,608	7,318,113
Ranpak Holdings Corp.(a)(b)	326,414	8,170,142
UFP Technologies Inc.(a)(b)	73,278	4,207,623
		43,226,785
Distributors — 0.1%
Core-Mark Holding Co. Inc.	345,388	15,545,914

Diversified Consumer Services — 1.0%
2U Inc.(a)(b)	124,930	5,205,833
Adtalem Global Education Inc.(a)(b)	556,625	19,838,115
American Public Education Inc.(a)(b)	204,510	5,795,813
Carriage Services Inc.	148,189	5,478,547
Coursera Inc.(a)	134,637	5,326,240
Graham Holdings Co., Class B	43,562	27,613,952
Houghton Mifflin Harcourt Co.(a)(b)	92,128	1,017,093
Laureate Education Inc., Class A(a)(b)	1,190,521	17,274,460
OneSpaWorld Holdings Ltd.(a)	312,650	3,029,579
Perdoceo Education Corp.(a)	790,903	9,704,380
Regis Corp.(a)(b)	40,238	376,628
StoneMor Inc.(a)(b)	307,849	806,564
Strategic Education Inc.	276,145	21,003,589
Stride Inc.(a)	428,847	13,778,854
Vivint Smart Home Inc.(a)(b)	762,216	10,061,251
WW International Inc.(a)(b)	411,358	14,866,478
		161,177,376
Diversified Financial Services — 0.3%
Alerus Financial Corp.	183,662	5,328,035
A-Mark Precious Metals Inc.	99,085	4,607,453
Banco Latinoamericano de Comercio Exterior SA, Class E	370,866	5,700,210
Cannae Holdings Inc.(a)	986,499	33,452,181
Marlin Business Services Corp.	93,323	2,124,031
		51,211,910
Diversified Telecommunication Services — 0.5%
Anterix Inc.(a)	89,766	5,385,062
ATN International Inc.	129,300	5,881,857
Cincinnati Bell Inc.(a)	334,497	5,157,944
Consolidated Communications Holdings Inc.(a)	819,379	7,202,341
Globalstar Inc.(a)(b)	854,301	1,520,656
IDT Corp., Class B(a)	56,964	2,105,390
Iridium Communications Inc.(a)(b)	331,765	13,267,282
Liberty Latin America Ltd., Class A(a)(b)	483,793	6,705,371
Liberty Latin America Ltd., Class C, NVS(a)(b)	1,744,168	24,592,769

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Ooma Inc.(a)	100,640	$1,898,070
Radius Global Infrastructure Inc., Class A(a)	500,654	7,259,483
		80,976,225
Electric Utilities — 1.1%
ALLETE Inc.	598,880	41,909,622
MGE Energy Inc.	411,614	30,640,546
Otter Tail Corp.	468,086	22,847,278
PNM Resources Inc.	965,264	47,075,925
Portland General Electric Co.	1,024,323	47,200,804
Spark Energy Inc., Class A	15,003	169,984
		189,844,159
Electrical Equipment — 0.7%
Advent Technologies Holdings Inc.(a)(b)	38,847	374,485
Allied Motion Technologies Inc.	9,658	333,491
American Superconductor Corp.(a)(b)	303,161	5,271,970
Array Technologies Inc.(a)	1,097,243	17,116,991
AZZ Inc.	282,450	14,625,261
Babcock & Wilcox Enterprises Inc.(a)	426,389	3,359,945
Beam Global(a)(b)	19,543	748,692
Encore Wire Corp.	226,621	17,175,606
EnerSys	430,161	42,039,634
FuelCell Energy Inc.(a)(b)	858,435	7,640,071
GrafTech International Ltd.	217,387	2,526,037
Powell Industries Inc.	109,964	3,403,386
Preformed Line Products Co.	32,854	2,437,767
Romeo Power Inc.(a)(b)	96,363	784,395
Thermon Group Holdings Inc.(a)	368,791	6,284,199
		124,121,930
Electronic Equipment, Instruments & Components — 1.7%
Aeva Technologies Inc.(a)	277,755	2,935,870
Belden Inc.	498,306	25,199,334
Benchmark Electronics Inc.	406,735	11,575,678
CTS Corp.	280,847	10,436,275
Daktronics Inc.(a)	426,065	2,807,768
ePlus Inc.(a)(b)	147,573	12,793,103
Fabrinet(a)	56,560	5,422,407
FARO Technologies Inc.(a)	102,142	7,943,583
Identiv Inc.(a)(b)	28,838	490,246
II-VI Inc.(a)(b)	83,670	6,073,605
Insight Enterprises Inc.(a)(b)	257,507	25,753,275
Itron Inc.(a)	91,373	9,135,473
Kimball Electronics Inc.(a)	256,197	5,569,723
Knowles Corp.(a)(b)	1,002,478	19,788,916
Methode Electronics Inc.	430,375	21,178,754
OSI Systems Inc.(a)	169,866	17,265,180
PC Connection Inc.	126,583	5,856,995
Plexus Corp.(a)(b)	37,900	3,464,439
Rogers Corp.(a)(b)	26,570	5,335,256
Sanmina Corp.(a)(b)	723,801	28,199,287
ScanSource Inc.(a)	285,360	8,027,177
TTM Technologies Inc.(a)(b)	1,188,683	16,998,167
Vishay Intertechnology Inc.	1,315,052	29,654,423
Vishay Precision Group Inc.(a)(b)	136,742	4,654,698
		286,559,632
Energy Equipment & Services — 1.5%
Archrock Inc.	1,528,332	13,617,438
Bristow Group Inc.(a)	73,024	1,870,145
ChampionX Corp.(a)	1,884,224	48,330,345
Dril-Quip Inc.(a)(b)	396,400	13,410,212

Security	Shares	Value

Energy Equipment & Services (continued)
Frank’s International NV(a)	1,610,637	$4,880,230
FTS International Inc., Class A(a)	107,450	3,039,760
Helix Energy Solutions Group Inc.(a)(b)	1,607,953	9,181,412
Helmerich & Payne Inc.	1,191,664	38,883,996
Liberty Oilfield Services Inc., Class A(a)	653,637	9,255,500
Nabors Industries Ltd.(a)	79,157	9,042,896
National Energy Services Reunited Corp.(a)(b)	322,498	4,595,596
Newpark Resources Inc.(a)(b)	1,006,704	3,483,196
NexTier Oilfield Solutions Inc.(a)	1,748,142	8,321,156
Oceaneering International Inc.(a)(b)	1,131,888	17,623,496
Oil States International Inc.(a)(b)	680,234	5,339,837
Patterson-UTI Energy Inc.	2,105,069	20,924,386
ProPetro Holding Corp.(a)	961,366	8,806,112
RPC Inc.(a)(b)	752,605	3,725,395
Select Energy Services Inc., Class A(a)(b)	672,890	4,064,256
Solaris Oilfield Infrastructure Inc., Class A	277,409	2,701,964
TETRA Technologies Inc.(a)	326,559	1,417,266
Tidewater Inc.(a)	453,683	5,466,880
U.S. Silica Holdings Inc.(a)	823,150	9,515,614
		247,497,088
Entertainment — 2.1%
AMC Entertainment Holdings Inc., Class A(a)(b)	4,594,685	260,426,745
Chicken Soup For The Soul Entertainment Inc.(a)(b)	94,734	3,921,987
Cinemark Holdings Inc.(a)	214,794	4,714,728
CuriosityStream Inc.(a)(b)	236,584	3,227,006
Eros STX Global Corp.(a)(b)	3,589,137	5,491,380
IMAX Corp.(a)	508,226	10,926,859
Lions Gate Entertainment Corp., Class A(a)	655,141	13,561,419
Lions Gate Entertainment Corp., Class B, NVS(a)(b)	1,299,530	23,781,399
Madison Square Garden Entertainment Corp.(a)	213,731	17,946,992
Marcus Corp. (The)(a)(b)	259,714	5,508,534
		349,507,049
Equity Real Estate Investment Trusts (REITs) — 10.5%
Acadia Realty Trust	954,854	20,968,594
Agree Realty Corp.	765,330	53,948,112
Alexander & Baldwin Inc.	849,768	15,567,750
American Assets Trust Inc.	579,017	21,591,544
American Finance Trust Inc.	1,264,646	10,724,198
Apartment Investment & Management Co., Class A	1,674,519	11,236,022
Apple Hospitality REIT Inc.	2,411,646	36,801,718
Armada Hoffler Properties Inc.	703,611	9,350,990
Ashford Hospitality Trust Inc.(a)	1,258,973	5,740,917
Braemar Hotels & Resorts Inc.(a)	531,271	3,299,193
Brandywine Realty Trust	1,907,810	26,156,075
Broadstone Net Lease Inc.	1,621,707	37,964,161
BRT Apartments Corp.	146,909	2,547,402
CareTrust REIT Inc.	999,149	23,210,231
CatchMark Timber Trust Inc., Class A	229,119	2,680,692
Centerspace.	157,658	12,439,216
Chatham Lodging Trust(a)	579,398	7,456,852
City Office REIT Inc.	524,851	6,523,898
Clipper Realty Inc.	32,868	241,580
Columbia Property Trust Inc.	1,327,305	23,081,834
Community Healthcare Trust Inc.	105,869	5,024,543
CorePoint Lodging Inc.(a)	481,024	5,146,957
Corporate Office Properties Trust	208,258	5,829,141
CTO Realty Growth Inc.	72,839	3,898,343

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
DiamondRock Hospitality Co.(a)	2,335,333	$22,652,730
DigitalBridge Group Inc.(a)	5,418,315	42,804,688
Diversified Healthcare Trust	2,729,989	11,411,354
Easterly Government Properties Inc.	977,020	20,595,582
Empire State Realty Trust Inc., Class A(b)	1,635,598	19,627,176
Equity Commonwealth	1,324,794	34,709,603
Essential Properties Realty Trust Inc.	1,335,314	36,106,891
Farmland Partners Inc.	320,476	3,861,736
Four Corners Property Trust Inc.	216,087	5,966,162
Franklin Street Properties Corp.	1,220,953	6,422,213
GEO Group Inc. (The)(b)	1,218,065	8,672,623
Getty Realty Corp.	450,017	14,018,030
Gladstone Commercial Corp.	337,726	7,619,099
Gladstone Land Corp.	130,029	3,128,498
Global Medical REIT Inc.	669,165	9,876,875
Global Net Lease Inc.	1,151,659	21,305,691
Healthcare Realty Trust Inc.	1,649,719	49,821,514
Hersha Hospitality Trust, Class A(a)	376,886	4,055,293
Independence Realty Trust Inc.	1,199,697	21,870,476
Indus Realty Trust Inc.	12,311	808,217
Industrial Logistics Properties Trust	774,724	20,251,285
Innovative Industrial Properties Inc.	130,165	24,864,118
iStar Inc.	790,105	16,378,877
Kite Realty Group Trust	968,029	21,306,318
Lexington Realty Trust	3,174,778	37,938,597
LTC Properties Inc.	453,545	17,411,593
Macerich Co. (The)	2,236,458	40,815,358
Mack-Cali Realty Corp.	1,025,111	17,580,654
Monmouth Real Estate Investment Corp.	955,952	17,895,421
National Health Investors Inc.	505,248	33,876,878
NETSTREIT Corp.	459,615	10,598,722
New Senior Investment Group Inc.	983,103	8,631,644
NexPoint Residential Trust Inc.	213,381	11,731,687
Office Properties Income Trust.	560,077	16,415,857
One Liberty Properties Inc.	199,848	5,673,685
Outfront Media Inc.(a)	1,330,716	31,977,105
Paramount Group Inc.	2,150,796	21,658,516
Pebblebrook Hotel Trust(b)	1,485,005	34,971,868
Physicians Realty Trust	2,508,649	46,334,747
Piedmont Office Realty Trust Inc., Class A	1,450,126	26,783,827
Plymouth Industrial REIT Inc.	337,375	6,754,247
Postal Realty Trust Inc., Class A	144,228	2,630,719
PotlatchDeltic Corp.	752,559	39,998,511
Preferred Apartment Communities Inc., Class A	593,064	5,782,374
PS Business Parks Inc.	43,491	6,440,147
QTS Realty Trust Inc., Class A	452,532	34,980,724
Retail Opportunity Investments Corp.	1,342,073	23,701,009
Retail Properties of America Inc., Class A	2,459,978	28,166,748
Retail Value Inc.	202,537	4,405,180
RLJ Lodging Trust	1,876,092	28,572,881
RPT Realty	942,216	12,229,964
Ryman Hospitality Properties Inc.(a)	52,711	4,162,061
Sabra Health Care REIT Inc.	2,479,518	45,127,228
Safehold Inc.(b)	69,929	5,489,427
Saul Centers Inc.	19,572	889,547
Seritage Growth Properties, Class A(a)	417,315	7,678,596
Service Properties Trust	1,867,406	23,529,316
SITE Centers Corp.	1,983,435	29,870,531
STAG Industrial Inc.	1,845,589	69,080,396
Summit Hotel Properties Inc.(a)	1,217,633	11,360,516

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Sunstone Hotel Investors Inc.(a)	2,476,626	$30,759,695
Tanger Factory Outlet Centers Inc.	826,280	15,575,378
Terreno Realty Corp.	784,364	50,607,165
UMH Properties Inc.	94,623	2,064,674
Uniti Group Inc.	2,218,356	23,492,390
Universal Health Realty Income Trust	21,162	1,302,521
Urban Edge Properties	1,331,953	25,440,302
Urstadt Biddle Properties Inc., Class A	374,468	7,257,190
Washington REIT	980,747	22,557,181
Whitestone REIT	493,931	4,074,931
Xenia Hotels & Resorts Inc.(a)	1,311,668	24,567,542
		1,758,410,262
Food & Staples Retailing — 0.9%
Andersons Inc. (The)	216,750	6,617,377
BJ’s Wholesale Club Holdings Inc.(a)	392,222	18,661,923
Chefs’ Warehouse Inc. (The)(a)(b)	331,552	10,553,300
HF Foods Group Inc.(a)(b)	445,318	2,355,732
Ingles Markets Inc., Class A	158,462	9,233,581
Natural Grocers by Vitamin Cottage Inc.	100,299	1,077,211
PriceSmart Inc.	247,340	22,510,413
Rite Aid Corp.(a)(b)	620,354	10,111,770
SpartanNash Co.	409,499	7,907,426
Sprouts Farmers Market Inc.(a)	744,363	18,497,421
United Natural Foods Inc.(a)(b)	588,908	21,777,818
Village Super Market Inc., Class A	108,382	2,548,061
Weis Markets Inc.	189,060	9,766,840
		141,618,873
Food Products — 1.1%
B&G Foods Inc.(b)	725,503	23,796,498
Cal-Maine Foods Inc.	405,629	14,687,826
Fresh Del Monte Produce Inc.	378,158	12,433,835
Hostess Brands Inc.(a)(b)	1,459,659	23,631,879
John B Sanfilippo & Son Inc.	35,623	3,155,129
Laird Superfood Inc.(a)(b)	16,105	481,056
Lancaster Colony Corp.	27,856	5,390,415
Landec Corp.(a)	295,416	3,323,430
Limoneira Co.	138,301	2,427,183
Mission Produce Inc.(a)	369,750	7,657,522
Sanderson Farms Inc.	33,278	6,255,266
Seneca Foods Corp., Class A(a)	72,822	3,719,748
Simply Good Foods Co. (The)(a)(b)	901,948	32,930,121
Tootsie Roll Industries Inc.(b)	180,768	6,129,843
TreeHouse Foods Inc.(a)	586,222	26,098,603
Whole Earth Brands Inc.(a)	407,711	5,911,810
		178,030,164
Gas Utilities — 1.7%
Brookfield Infrastructure Corp., Class A	413,226	31,157,240
Chesapeake Utilities Corp.	193,672	23,304,552
New Jersey Resources Corp.	1,095,214	43,337,618
Northwest Natural Holding Co.	348,396	18,297,758
ONE Gas Inc.	595,948	44,171,666
South Jersey Industries Inc.	1,168,595	30,301,668
Southwest Gas Holdings Inc.	657,174	43,498,347
Spire Inc.	576,337	41,651,875
		275,720,724
Health Care Equipment & Supplies — 1.2%
Alphatec Holdings Inc.(a)(b)	63,727	976,298
AngioDynamics Inc.(a)	417,366	11,323,140
Asensus Surgical Inc.(a)(b)	1,804,547	5,720,414

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Avanos Medical Inc.(a)	545,935	$19,855,656
Bioventus Inc., Class A(a)(b)	15,953	280,773
CryoLife Inc.(a)	51,638	1,466,519
DarioHealth Corp.(a)(b)	147,389	3,148,229
Haemonetics Corp.(a)	180,124	12,003,463
Integer Holdings Corp.(a)	370,172	34,870,202
Invacare Corp.(a)	380,963	3,074,372
Lantheus Holdings Inc.(a)	650,642	17,983,745
LivaNova PLC(a)	108,166	9,097,842
Meridian Bioscience Inc.(a)(b)	422,193	9,364,241
Merit Medical Systems Inc.(a)	61,905	4,002,777
Mesa Laboratories Inc.	54,411	14,754,631
Misonix Inc.(a)	67,067	1,487,546
Natus Medical Inc.(a)	374,430	9,727,691
Neogen Corp.(a)	70,126	3,228,601
Neuronetics Inc.(a)(b)	25,905	414,998
OraSure Technologies Inc.(a)(b)	802,335	8,135,677
Orthofix Medical Inc.(a)	216,679	8,690,995
SeaSpine Holdings Corp.(a)(b)	182,056	3,733,969
Sientra Inc.(a)	85,493	680,524
Talis Biomedical Corp.(a)	157,435	1,736,508
Utah Medical Products Inc.	32,134	2,732,675
Varex Imaging Corp.(a)(b)	376,082	10,086,519
		198,578,005
Health Care Providers & Services — 1.9%
AdaptHealth Corp.(a)(b)	888,418	24,351,537
Addus HomeCare Corp.(a)	97,965	8,546,467
Apria Inc.(a)(b)	40,406	1,131,368
Brookdale Senior Living Inc.(a)(b)	2,085,145	16,472,645
Castle Biosciences Inc.(a)	19,364	1,419,962
Community Health Systems Inc.(a)(b)	183,496	2,833,178
Covetrus Inc.(a)(b)	1,171,161	31,621,347
Cross Country Healthcare Inc.(a)	350,776	5,791,312
Exagen Inc.(a)(b)	74,045	1,109,935
Fulgent Genetics Inc.(a)	201,267	18,562,855
Magellan Health Inc.(a)(b)	266,236	25,079,431
MEDNAX Inc.(a)	405,388	12,222,448
ModivCare Inc.(a)	93,587	15,916,341
National HealthCare Corp.	146,053	10,209,105
Option Care Health Inc.(a)(b)	1,245,612	27,241,534
Owens & Minor Inc.	143,235	6,063,138
Patterson Companies Inc.	728,191	22,129,724
SOC Telemed Inc.(a)	88,195	501,830
Tenet Healthcare Corp.(a)(b)	1,054,548	70,644,171
Tivity Health Inc.(a)(b)	203,793	5,361,794
Triple-S Management Corp.(a)	247,439	5,510,467
Viemed Healthcare Inc.(a)	320,248	2,289,773
		315,010,362
Health Care Technology — 0.8%
Allscripts Healthcare Solutions Inc.(a)(b)	1,579,201	29,231,010
American Well Corp., Class A(a)(b)	2,198,946	27,662,741
Castlight Health Inc., Class B(a)	1,340,658	3,525,931
Computer Programs & Systems Inc.	157,645	5,238,543
Evolent Health Inc., Class A(a)(b)	698,727	14,757,114
Forian Inc.(a)	16,438	206,626
HealthStream Inc.(a)	291,154	8,134,843
Multiplan Corp.(a)(b)	3,801,808	36,193,212
NantHealth Inc.(a)	99,042	229,777

Security	Shares	Value

Health Care Technology (continued)
NextGen Healthcare Inc.(a)	634,278	$10,522,672
		135,702,469
Hotels, Restaurants & Leisure — 0.5%
Biglari Holdings Inc., Class B, NVS(a)(b)	9,175	1,463,137
BJ’s Restaurants Inc.(a)(b)	20,034	984,471
Bluegreen Vacations Holding Corp., Class A(a)	143,819	2,588,742
Carrols Restaurant Group Inc.(a)	376,280	2,261,443
Chuy’s Holdings Inc.(a)(b)	121,770	4,537,150
Dave & Buster’s Entertainment Inc.(a)	262,731	10,666,879
Del Taco Restaurants Inc.	327,392	3,277,194
Denny’s Corp.(a)(b)	169,776	2,799,606
Drive Shack Inc.(a)(b)	511,502	1,693,072
El Pollo Loco Holdings Inc.(a)(b)	213,388	3,902,866
Fiesta Restaurant Group Inc.(a)(b)	198,541	2,666,406
GAN Ltd.(a)	401,778	6,605,230
Hall of Fame Resort & Entertainment Co.(a)(b)	610,579	2,399,575
Jack in the Box Inc.	224,208	24,985,739
Monarch Casino & Resort Inc.(a)(b)	30,381	2,010,311
Nathan’s Famous Inc.	13,830	986,356
SeaWorld Entertainment Inc.(a)	259,753	12,972,065
Target Hospitality Corp.(a)	84,254	312,582
		87,112,824
Household Durables — 1.6%
Bassett Furniture Industries Inc.	104,619	2,547,473
Beazer Homes USA Inc.(a)	319,822	6,169,366
Cavco Industries Inc.(a)	30,676	6,815,900
Century Communities Inc.(b)	119,340	7,940,884
Ethan Allen Interiors Inc.	253,390	6,993,564
Flexsteel Industries Inc.	70,787	2,859,087
Green Brick Partners Inc.(a)(b)	246,923	5,615,029
Hamilton Beach Brands Holding Co., Class A	49,649	1,105,683
Hooker Furniture Corp.	124,488	4,312,264
Hovnanian Enterprises Inc., Class A(a)	56,070	5,959,680
iRobot Corp.(a)(b)	29,036	2,711,672
KB Home.	825,289	33,605,768
Landsea Homes Corp.(a)(b)	65,197	545,699
La-Z-Boy Inc.	524,051	19,410,849
Legacy Housing Corp.(a)(b)	91,760	1,551,662
Lifetime Brands Inc.	139,135	2,082,851
M/I Homes Inc.(a)(b)	319,032	18,717,607
MDC Holdings Inc.	477,213	24,146,978
Meritage Homes Corp.(a)	395,061	37,167,339
Taylor Morrison Home Corp.(a)(b)	1,243,392	32,850,417
TRI Pointe Homes Inc.(a)	1,219,168	26,126,770
Tupperware Brands Corp.(a)	564,009	13,395,214
Universal Electronics Inc.(a)	146,291	7,095,114
VOXX International Corp., Class A(a)(b)	174,701	2,447,561
		272,174,431
Household Products — 0.1%
Central Garden & Pet Co.(a)	65,860	3,485,970
Central Garden & Pet Co., Class A, NVS(a)	287,205	13,872,001
Oil-Dri Corp. of America	59,226	2,024,345
		19,382,316
Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy Inc., Class A	304,105	7,669,528
Clearway Energy Inc., Class C	690,644	18,288,253
Ormat Technologies Inc.	510,379	35,486,652
Sunnova Energy International Inc.(a)(b)	828,057	31,184,627
		92,629,060

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 2.6%
Ambac Financial Group Inc.(a)	525,635	$8,231,444
American Equity Investment Life Holding Co.	967,887	31,282,108
American National Group Inc.	85,051	12,634,326
AMERISAFE Inc.	230,663	13,768,275
Argo Group International Holdings Ltd.	372,063	19,284,025
Citizens Inc./TX(a)(b)	572,629	3,029,208
CNO Financial Group Inc.	1,507,358	35,603,796
Crawford & Co., Class A, NVS	211,711	1,920,219
Donegal Group Inc., Class A	174,262	2,538,997
eHealth Inc.(a)	196,841	11,495,515
Employers Holdings Inc.	285,549	12,221,497
Enstar Group Ltd.(a)	156,676	37,433,030
Genworth Financial Inc., Class A(a)	5,668,481	22,107,076
Goosehead Insurance Inc., Class A	168,282	21,422,299
Greenlight Capital Re Ltd., Class A(a)	373,591	3,410,886
HCI Group Inc.	66,942	6,656,043
Heritage Insurance Holdings Inc.	296,747	2,546,089
Horace Mann Educators Corp.	426,627	15,964,382
Independence Holding Co.	55,448	2,568,351
Investors Title Co.	14,565	2,543,486
James River Group Holdings Ltd.	123,901	4,648,766
Maiden Holdings Ltd.(a)	753,760	2,540,171
MBIA Inc.(a)(b)	546,123	6,007,353
MetroMile Inc.(a)(b)	434,067	3,971,713
National Western Life Group Inc., Class A	29,340	6,583,603
NI Holdings Inc.(a)	114,093	2,168,908
ProAssurance Corp.	555,987	12,648,704
ProSight Global Inc.(a)(b)	119,615	1,526,287
RLI Corp.	39,341	4,114,675
Safety Insurance Group Inc.	157,282	12,312,035
Selective Insurance Group Inc.	675,392	54,808,061
SiriusPoint Ltd.(a)(b)	1,064,931	10,723,855
State Auto Financial Corp.	219,994	3,766,297
Stewart Information Services Corp.	266,715	15,120,073
Tiptree Inc.	266,467	2,478,143
Trean Insurance Group Inc.(a)	208,487	3,143,984
United Fire Group Inc.	255,145	7,075,171
United Insurance Holdings Corp.	281,200	1,602,840
Universal Insurance Holdings Inc.	306,100	4,248,668
Watford Holdings Ltd.(a)(b)	200,207	7,005,243
		433,155,602
Interactive Media & Services — 0.1%
Cars.com Inc.(a)(b)	670,477	9,607,936
Liberty TripAdvisor Holdings Inc., Class A(a)	203,830	829,588
MediaAlpha Inc., Class A(a)(b)	20,831	876,985
TrueCar Inc.(a)(b)	1,109,699	6,269,799
Yelp Inc.(a)(b)	65,257	2,607,670
		20,191,978
Internet & Direct Marketing Retail — 0.2%
Groupon Inc.(a)(b)	38,725	1,671,371
Lands’ End Inc.(a)(b)	164,715	6,761,551
PetMed Express Inc.	33,454	1,065,510
Revolve Group Inc.(a)	149,621	10,308,887
Stamps.com Inc.(a)	64,499	12,918,504
		32,725,823
IT Services — 0.9%
Cass Information Systems Inc.	134,153	5,466,735
Conduent Inc.(a)	1,885,014	14,137,605
CSG Systems International Inc.	194,007	9,153,250

Security	Shares	Value

IT Services (continued)
DigitalOcean Holdings Inc.(a)	8,841	$491,471
Hackett Group Inc. (The)	28,264	509,317
Limelight Networks Inc.(a)	1,429,022	4,501,419
LiveRamp Holdings Inc.(a)(b)	733,780	34,377,593
Marathon Digital Holdings Inc.(a)(b)	1,014,495	31,824,708
MoneyGram International Inc.(a)(b)	873,088	8,800,727
Rackspace Technology Inc.(a)(b)	163,610	3,208,392
Repay Holdings Corp.(a)	477,717	11,484,317
StarTek Inc.(a)(b)	196,913	1,403,990
Sykes Enterprises Inc.(a)	432,377	23,218,645
Unisys Corp.(a)	161,754	4,093,994
		152,672,163
Leisure Products — 0.7%
Acushnet Holdings Corp.	271,322	13,403,307
American Outdoor Brands Inc.(a)	158,193	5,558,902
Callaway Golf Co.	1,304,290	43,993,702
Escalade Inc.	88,600	2,033,370
Genius Brands International Inc.(a)	3,142,859	5,782,860
Johnson Outdoors Inc., Class A	22,801	2,758,921
Nautilus Inc.(a)(b)	247,209	4,165,472
Sturm Ruger & Co. Inc.	14,906	1,341,242
Vista Outdoor Inc.(a)	657,204	30,415,401
		109,453,177
Life Sciences Tools & Services — 0.4%
Contra Aduro Biotech I(a)(d)	19,180	57,540
Fluidigm Corp.(a)(b)	767,910	4,730,326
Harvard Bioscience Inc.(a)	66,910	557,360
NanoString Technologies Inc.(a)(b)	41,875	2,713,081
Pacific Biosciences of California Inc.(a)	1,188,646	41,566,951
Personalis Inc.(a)	367,901	9,307,895
Seer Inc.(a)(b)	104,345	3,420,429
		62,353,582
Machinery — 3.8%
AgEagle Aerial Systems Inc.(a)(b)	265,303	1,398,147
Alamo Group Inc.	13,670	2,087,136
Albany International Corp., Class A	277,891	24,804,551
Altra Industrial Motion Corp.	728,425	47,362,193
Astec Industries Inc.	255,623	16,088,912
Barnes Group Inc.	537,671	27,555,639
Blue Bird Corp.(a)	90,917	2,260,197
Chart Industries Inc.(a)(b)	164,007	23,997,504
Columbus McKinnon Corp./NY(b)	311,889	15,045,525
Commercial Vehicle Group Inc.(a)	230,375	2,448,886
Desktop Metal Inc., Class A(a)	193,423	2,224,365
EnPro Industries Inc.	233,274	22,662,569
ESCO Technologies Inc.	263,645	24,732,537
ExOne Co. (The)(a)(b)	175,590	3,799,768
Gorman-Rupp Co. (The)	208,066	7,165,793
Greenbrier Companies Inc. (The)	364,099	15,867,434
Hillenbrand Inc.	391,067	17,238,233
Hyliion Holdings Corp.(a)(b)	1,076,011	12,535,528
Hyster-Yale Materials Handling Inc.	113,106	8,254,476
Kennametal Inc.	949,922	34,121,198
Lindsay Corp.	10,831	1,790,148
Luxfer Holdings PLC	189,104	4,207,564
Lydall Inc.(a)	109,217	6,609,813
Manitowoc Co. Inc. (The)(a)	383,141	9,386,954
Mayville Engineering Co. Inc.(a)(b)	92,980	1,869,828
Meritor Inc.(a)	119,440	2,797,285

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Miller Industries Inc./TN	121,076	$4,775,237
Mueller Industries Inc.	400,053	17,326,295
Mueller Water Products Inc., Class A	1,687,156	24,328,790
Navistar International Corp.(a)(b)	470,935	20,956,607
NN Inc.(a)	477,287	3,508,059
Park-Ohio Holdings Corp.	95,520	3,070,013
Proto Labs Inc.(a)	263,779	24,214,912
RBC Bearings Inc.(a)	238,743	47,610,129
REV Group Inc.	271,811	4,264,715
Rexnord Corp.	636,806	31,865,772
SPX Corp.(a)	85,563	5,226,188
SPX FLOW Inc.	436,934	28,505,574
Standex International Corp.	136,211	12,927,786
Titan International Inc.(a)	478,622	4,058,715
TriMas Corp.(a)	481,644	14,608,263
Trinity Industries Inc.	979,258	26,332,248
Wabash National Corp.	542,368	8,677,888
Watts Water Technologies Inc., Class A	136,524	19,920,217
		640,489,591
Marine — 0.3%
Costamare Inc.	602,850	7,119,658
Eagle Bulk Shipping Inc.(a)(b)	92,031	4,354,907
Genco Shipping & Trading Ltd.	356,997	6,740,103
Matson Inc.	484,743	31,023,552
Safe Bulkers Inc.(a)	598,071	2,398,265
		51,636,485
Media — 1.5%
Advantage Solutions Inc.(a)	862,374	9,305,015
AMC Networks Inc., Class A(a)(b)	160,348	10,711,246
Boston Omaha Corp., Class A(a)(b)	193,868	6,147,554
Clear Channel Outdoor Holdings Inc.(a)	3,756,625	9,917,490
comScore Inc.(a)(b)	762,852	3,814,260
Daily Journal Corp.(a)(b)	13,093	4,431,981
Digital Media Solutions Inc., Class A(a)	16,830	162,914
Emerald Holding Inc.(a)	302,545	1,630,718
Entercom Communications Corp.(a)	1,330,002	5,732,309
Entravision Communications Corp., Class A	697,552	4,659,647
EW Scripps Co. (The), Class A	642,632	13,103,266
Fluent Inc.(a)(b)	496,073	1,453,494
Gannett Co. Inc.(a)	1,581,957	8,684,944
Gray Television Inc.	958,710	22,433,814
Hemisphere Media Group Inc.(a)	185,948	2,194,186
Iheartmedia Inc., Class A(a)(b)	683,764	18,413,765
John Wiley & Sons Inc., Class A	487,911	29,362,484
MDC Partners Inc., Class A(a)	638,741	3,736,635
Meredith Corp.(a)	168,465	7,318,120
MSG Networks Inc., Class A(a)(b)	336,861	4,911,433
National CineMedia Inc.	641,086	3,250,306
Scholastic Corp.	331,249	12,551,025
Sinclair Broadcast Group Inc., Class A	446,310	14,826,418
TEGNA Inc.	2,492,438	46,758,137
Thryv Holdings Inc.(a)	12,281	439,291
WideOpenWest Inc.(a)(b)	222,580	4,609,632
		250,560,084
Metals & Mining — 1.8%
Allegheny Technologies Inc.(a)(b)	566,211	11,805,499
Arconic Corp.(a)(b)	1,244,207	44,318,653
Carpenter Technology Corp.	538,277	21,649,501
Century Aluminum Co.(a)	545,066	7,025,901

Security	Shares	Value

Metals & Mining (continued)
Coeur Mining Inc.(a)(b)	872,079	$7,744,062
Commercial Metals Co.	1,355,650	41,645,568
Constellium SE(a)	1,382,409	26,196,651
Ferroglobe PLC(a)(d)	532,035	5
Gatos Silver Inc.(a)(b)	63,180	1,105,018
Haynes International Inc.	143,513	5,077,490
Hecla Mining Co.(b)	4,209,964	31,322,132
Kaiser Aluminum Corp.	157,323	19,427,817
Materion Corp.	141,287	10,645,975
Olympic Steel Inc.	101,512	2,983,438
PolyMet Mining Corp.(a)(b)	183,400	662,074
Ryerson Holding Corp.(a)(b)	69,318	1,012,043
Schnitzer Steel Industries Inc., Class A	267,368	13,114,400
SunCoke Energy Inc.	935,537	6,679,734
TimkenSteel Corp.(a)(b)	522,577	7,394,465
Warrior Met Coal Inc.	524,487	9,021,176
Worthington Industries Inc.	394,137	24,113,302
		292,944,904
Mortgage Real Estate Investment — 2.5%
AFC Gamma Inc.(b)	85,656	1,768,796
Apollo Commercial Real Estate Finance Inc.	1,596,014	25,456,423
Arbor Realty Trust Inc.	1,430,934	25,499,244
Ares Commercial Real Estate Corp.	415,900	6,109,571
ARMOUR Residential REIT Inc.	798,483	9,118,676
Blackstone Mortgage Trust Inc., Class A	1,559,576	49,734,879
BrightSpire Capital Inc.	1,044,280	9,816,232
Broadmark Realty Capital Inc.	1,466,485	15,530,076
Capstead Mortgage Corp.	1,070,096	6,570,390
Chimera Investment Corp.	2,598,837	39,138,485
Dynex Capital Inc.	332,015	6,195,400
Ellington Financial Inc.	461,175	8,831,501
Granite Point Mortgage Trust Inc.	617,213	9,103,892
Great Ajax Corp.	231,135	3,000,132
Hannon Armstrong Sustainable Infrastructure Capital Inc.	818,271	45,945,917
Invesco Mortgage Capital Inc.	2,795,337	10,901,814
KKR Real Estate Finance Trust Inc.	363,500	7,862,505
Ladder Capital Corp.	1,283,487	14,811,440
MFA Financial Inc.	4,984,650	22,879,544
New York Mortgage Trust Inc.	4,316,571	19,295,072
Orchid Island Capital Inc.	1,073,322	5,570,541
PennyMac Mortgage Investment Trust	893,257	18,811,993
Ready Capital Corp.	652,521	10,355,508
Redwood Trust Inc.	1,279,781	15,446,957
TPG RE Finance Trust Inc.	678,754	9,129,241
Two Harbors Investment Corp.	3,102,075	23,451,687
		420,335,916
Multi-Utilities — 0.7%
Avista Corp.	760,987	32,471,315
Black Hills Corp.	717,663	47,100,223
NorthWestern Corp.	584,556	35,201,962
Unitil Corp.	168,016	8,899,808
		123,673,308
Multiline Retail — 0.7%
Big Lots Inc.	391,955	25,872,950
Dillard’s Inc., Class A	71,669	12,963,489
Franchise Group Inc.	275,148	9,704,470
Macy’s Inc.(a)	3,231,792	61,274,776
		109,815,685

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 5.1%
Aemetis Inc.(a)(b)	299,406	$3,344,365
Alto Ingredients Inc.(a)	881,178	5,383,998
Altus Midstream Co., Class A	32,748	2,210,817
Antero Resources Corp.(a)(b)	2,838,380	42,660,851
Arch Resources Inc.(a)	137,660	7,843,867
Berry Corp.	774,750	5,206,320
Bonanza Creek Energy Inc.	348,735	16,414,956
Brigham Minerals Inc., Class A	512,218	10,905,121
California Resources Corp.(a)(b)	949,983	28,632,488
Callon Petroleum Co.(a)	59,760	3,447,554
Centennial Resource Development Inc./DE, Class A(a)	1,763,546	11,956,842
Centrus Energy Corp., Class A(a)	101,474	2,575,410
Chesapeake Energy Corp.	1,113,142	57,794,333
Clean Energy Fuels Corp.(a)(b)	1,563,999	15,874,590
CNX Resources Corp.(a)(b)	2,461,333	33,621,809
Comstock Resources Inc.(a)	1,020,668	6,807,856
CONSOL Energy Inc.(a)(b)	382,190	7,059,049
CVR Energy Inc.	372,496	6,690,028
Delek U.S. Holdings Inc.	759,175	16,413,363
DHT Holdings Inc.	1,624,691	10,544,245
Diamond S Shipping Inc.(a)	340,064	3,387,037
Dorian LPG Ltd.(a)	268,110	3,785,713
Earthstone Energy Inc., Class A(a)(b)	228,238	2,526,595
Energy Fuels Inc./Canada(a)(b)	275,197	1,664,942
Equitrans Midstream Corp.	4,606,410	39,200,549
Escrow PetroCorp.(a)(d)	19,086	0	(e)
Extraction Oil & Gas Inc.(a)	105,120	5,772,139
Falcon Minerals Corp.	134,648	684,012
Frontline Ltd./Bermuda	1,333,967	12,005,703
Gevo Inc.(a)(b)	2,285,677	16,616,872
Golar LNG Ltd.(a)(b)	1,156,418	15,322,538
Green Plains Inc.(a)	359,938	12,101,116
HighPeak Energy Inc.(a)	38,805	396,975
International Seaways Inc.	265,958	5,101,074
Laredo Petroleum Inc.(a)	102,350	9,497,057
Murphy Oil Corp.	1,652,464	38,469,362
Nordic American Tankers Ltd.	1,708,871	5,605,097
Northern Oil and Gas Inc.	534,881	11,109,478
Oasis Petroleum Inc.(b)	33,683	3,386,826
Ovintiv Inc.	2,791,686	87,854,358
Par Pacific Holdings Inc.(a)	104,319	1,754,646
PBF Energy Inc., Class A(a)	1,088,268	16,650,500
PDC Energy Inc.(b)	1,123,801	51,458,848
Peabody Energy Corp.(a)	782,654	6,206,446
Penn Virginia Corp.(a)(b)	173,968	4,107,384
Range Resources Corp.(a)	2,691,442	45,108,568
Renewable Energy Group Inc.(a)(b)	508,240	31,683,682
REX American Resources Corp.(a)	63,255	5,704,336
Riley Exploration Permian Inc.	28,170	816,367
Scorpio Tankers Inc.	548,082	12,085,208
SFL Corp.Ltd.	1,177,124	9,004,999
SM Energy Co.	1,325,867	32,656,104
Talos Energy Inc.(a)(b)	348,097	5,444,237
Teekay Corp.(a)	738,355	2,746,681
Teekay Tankers Ltd., Class A(a)	258,015	3,720,576
Ur-Energy Inc.(a)	245,817	344,144
W&T Offshore Inc.(a)(b)	1,067,097	5,175,420
Whiting Petroleum Corp.(a)(b)	442,418	24,133,902

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	721,786	$22,902,270
		851,579,623
Paper & Forest Products — 0.4%
Clearwater Paper Corp.(a)	183,894	5,327,409
Domtar Corp.(a)	562,723	30,927,256
Glatfelter Corp.	499,688	6,980,641
Neenah Inc.	195,366	9,801,512
Schweitzer-Mauduit International Inc.	356,383	14,390,746
Verso Corp., Class A	341,184	6,038,957
		73,466,521
Personal Products — 0.3%
Beauty Health Co. (The)(a)(b)	44,941	755,009
BellRing Brands Inc., Class A(a)	161,104	5,048,999
Edgewell Personal Care Co.	612,276	26,878,916
Honest Co. Inc. (The)(a)	80,404	1,301,741
Nature’s Sunshine Products Inc.	124,043	2,154,627
Nu Skin Enterprises Inc., Class A	313,604	17,765,667
Revlon Inc., Class A(a)(b)	91,568	1,175,733
Veru Inc.(a)	196,574	1,586,352
		56,667,044
Pharmaceuticals — 0.9%
Amphastar Pharmaceuticals Inc.(a)	282,150	5,688,144
ANI Pharmaceuticals Inc.(a)	104,668	3,668,613
Atea Pharmaceuticals Inc.(a)(b)	667,716	14,342,540
Athira Pharma Inc.(a)(b)	358,202	3,667,988
Cara Therapeutics Inc.(a)	499,000	7,120,730
Cerecor Inc.(a)	47,629	155,747
Citius Pharmaceuticals Inc.(a)	1,316,931	4,582,920
CorMedix Inc.(a)(b)	377,251	2,587,942
Cymabay Therapeutics Inc.(a)(b)	797,469	3,476,965
Endo International PLC(a)	2,598,831	12,162,529
EyePoint Pharmaceuticals Inc.(a)	225,913	2,030,958
Fulcrum Therapeutics Inc.(a)(b)	234,864	2,461,375
Ikena Oncology Inc.(a)	87,397	1,227,054
Innoviva Inc.(a)	616,859	8,272,079
Kala Pharmaceuticals Inc.(a)	180,569	957,016
KemPharm Inc.(a)	164,756	2,112,172
NGM Biopharmaceuticals Inc.(a)	319,620	6,302,906
Nuvation Bio Inc.(a)(b)	63,892	594,835
Pliant Therapeutics Inc.(a)(b)	25,328	737,551
Prestige Consumer Healthcare Inc.(a)	563,278	29,346,784
Provention Bio Inc.(a)	621,830	5,242,027
Rain Therapeutics Inc.(a)	27,016	419,829
Reata Pharmaceuticals Inc., Class A(a)	40,543	5,738,051
Supernus Pharmaceuticals Inc.(a)(b)	552,738	17,018,803
Tarsus Pharmaceuticals Inc.(a)(b)	21,396	620,056
Terns Pharmaceuticals Inc.(a)	39,123	479,648
Theravance Biopharma Inc.(a)(b)	53,843	781,800
Zogenix Inc.(a)	628,798	10,865,629
		152,662,691
Professional Services — 1.1%
Acacia Research Corp.(a)	553,010	3,738,348
ASGN Inc.(a)(b)	62,211	6,030,112
Atlas Technical Consultants Inc.(a)(b)	111,587	1,080,162
Barrett Business Services Inc.	85,162	6,183,613
CBIZ Inc.(a)(b)	560,871	18,379,743
CRA International Inc.	12,879	1,102,442
GP Strategies Corp.(a)	135,426	2,128,897
Heidrick & Struggles International Inc.	130,908	5,831,951

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Huron Consulting Group Inc.(a)	225,458	$11,081,261
ICF International Inc.	207,551	18,235,431
KBR Inc.	202,142	7,711,717
Kelly Services Inc., Class A, NVS(a)	400,149	9,591,571
Korn Ferry.	602,965	43,745,111
ManTech International Corp./VA, Class A	310,417	26,863,487
Mistras Group Inc.(a)	224,865	2,210,423
Rekor Systems Inc.(a)	149,963	1,523,624
Resources Connection Inc.	376,730	5,409,843
TrueBlue Inc.(a)	393,514	11,061,679
Willdan Group Inc.(a)(b)	25,400	956,056
		182,865,471
Real Estate Management & Development — 0.5%
American Realty Investors Inc.(a)	2,639	24,569
Forestar Group Inc.(a)(b)	144,099	3,013,110
FRP Holdings Inc.(a)	79,849	4,445,992
Kennedy-Wilson Holdings Inc.	1,393,189	27,682,666
Marcus & Millichap Inc.(a)	249,949	9,715,518
RE/MAX Holdings Inc., Class A	219,548	7,317,535
Realogy Holdings Corp.(a)	1,302,369	23,729,163
RMR Group Inc. (The), Class A	163,044	6,300,020
Tejon Ranch Co.(a)	246,177	3,744,352
		85,972,925
Road & Rail — 0.7%
ArcBest Corp.	291,697	16,973,849
Avis Budget Group Inc.(a)	580,199	45,191,700
Covenant Logistics Group Inc., Class A(a)	136,955	2,832,229
Heartland Express Inc.	561,525	9,618,923
Marten Transport Ltd.	660,172	10,886,236
PAM Transportation Services Inc.(a)(b)	16,944	893,796
U.S. Xpress Enterprises Inc., Class A(a)(b)	292,612	2,516,463
Universal Logistics Holdings Inc.	16,069	374,408
Werner Enterprises Inc.	626,556	27,894,273
Yellow Corp.(a)	544,054	3,541,792
		120,723,669
Semiconductors & Semiconductor Equipment — 0.9%
Alpha & Omega Semiconductor Ltd.(a)	49,113	1,492,544
Amkor Technology Inc.	909,502	21,527,912
AXT Inc.(a)(b)	449,862	4,939,485
Cohu Inc.(a)	74,330	2,734,601
Diodes Inc.(a)	114,507	9,134,223
DSP Group Inc.(a)	241,996	3,581,541
FormFactor Inc.(a)	108,227	3,945,957
Ichor Holdings Ltd.(a)	108,734	5,849,889
NeoPhotonics Corp.(a)	572,392	5,844,122
NVE Corp.	3,871	286,648
Onto Innovation Inc.(a)	377,209	27,551,345
PDF Solutions Inc.(a)	323,906	5,888,611
Photronics Inc.(a)	686,309	9,066,142
Rambus Inc.(a)(b)	1,265,117	29,995,924
SkyWater Technology Inc.(a)	5,760	165,024
SunPower Corp.(a)(b)	190,064	5,553,670
Veeco Instruments Inc.(a)(b)	559,956	13,461,342
		151,018,980
Software — 1.1%
A10 Networks Inc.(a)	114,965	1,294,506
Agilysys Inc.(a)	22,729	1,292,598
Alkami Technology Inc.(a)	5,381	191,940
American Software Inc./GA, Class A	78,547	1,724,892

Security	Shares	Value

Software (continued)
Asana Inc., Class A(a)	67,813	$4,206,440
Benefitfocus Inc.(a)	74,658	1,052,678
BM Technologies Inc.	40,132	473,171
Bottomline Technologies DE Inc.(a)	412,002	15,277,034
ChannelAdvisor Corp.(a)	95,635	2,344,014
Cleanspark Inc.(a)(b)	380,215	6,326,778
Cloudera Inc.(a)(b)	1,020,215	16,180,610
E2open Parent Holdings Inc.(a)(b)	466,357	5,325,797
Ebix Inc.	302,366	10,250,207
eGain Corp.(a)(b)	134,117	1,539,663
Envestnet Inc.(a)(b)	39,595	3,003,677
GTY Technology Holdings Inc.(a)(b)	376,152	2,674,441
Ideanomics Inc.(a)(b)	4,580,698	13,009,182
InterDigital Inc.	211,631	15,455,412
Model N Inc.(a)	33,184	1,137,216
ON24 Inc.(a)(b)	37,613	1,334,509
Ping Identity Holding Corp.(a)	487,231	11,157,590
QAD Inc., Class A.	17,117	1,489,521
SecureWorks Corp., Class A(a)(b)	112,722	2,088,739
Smith Micro Software Inc.(a)	475,708	2,483,196
Verint Systems Inc.(a)(b)	726,483	32,742,589
VirnetX Holding Corp.(a)(b)	693,475	2,961,138
Xperi Holding Corp.	1,183,888	26,329,669
		183,347,207
Specialty Retail — 2.0%
Aaron’s Co. Inc. (The)	379,128	12,128,305
Abercrombie & Fitch Co., Class A(a)	633,769	29,425,895
Academy Sports & Outdoors Inc.(a)(b)	697,999	28,785,479
America’s Car-Mart Inc./TX(a)	10,686	1,514,420
Barnes & Noble Education Inc.(a)	438,055	3,158,377
Bed Bath & Beyond Inc.(a)	1,103,652	36,740,575
Big 5 Sporting Goods Corp.	230,629	5,922,553
Buckle Inc. (The)(b)	22,516	1,120,171
CarLotz Inc.(a)(b)	479,754	2,619,457
Cato Corp. (The), Class A	225,748	3,808,369
Chico’s FAS Inc.(a)	1,075,537	7,077,033
Conn’s Inc.(a)	200,164	5,104,182
Container Store Group Inc. (The)(a)(b)	355,470	4,635,329
Genesco Inc.(a)	165,544	10,541,842
Group 1 Automotive Inc.	199,293	30,776,818
Guess? Inc.	397,643	10,497,775
Haverty Furniture Companies Inc.	108,487	4,638,904
Hibbett Inc.(a)(b)	31,825	2,852,475
Lazydays Holdings Inc.(a)(b)	82,860	1,822,920
Lumber Liquidators Holdings Inc.(a)	329,332	6,948,905
MarineMax Inc.(a)(b)	116,302	5,668,559
Monro Inc.	147,774	9,385,127
ODP Corp. (The)(a)	552,276	26,514,771
Rent-A-Center Inc./TX	50,150	2,661,460
Shift Technologies Inc.(a)	553,555	4,749,502
Shoe Carnival Inc.	9,089	650,681
Signet Jewelers Ltd.(a)	130,601	10,551,255
Sleep Number Corp.(a)(b)	138,765	15,257,212
Sonic Automotive Inc., Class A	249,113	11,145,316
Tilly’s Inc., Class A	263,834	4,216,067
TravelCenters of America Inc.(a)	142,223	4,158,600
Urban Outfitters Inc.(a)(b)	230,796	9,513,411
Winmark Corp.	25,654	4,927,620
Zumiez Inc.(a)	246,582	12,080,052
		331,599,417

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)	120,999	$4,836,330
Eastman Kodak Co.(a)(b)	31,126	258,968
Quantum Corp.(a)(b)	610,400	4,205,656
Super Micro Computer Inc.(a)	487,594	17,153,557
Turtle Beach Corp.(a)(b)	31,252	997,564
		27,452,075
Textiles, Apparel & Luxury Goods — 0.4%
Fossil Group Inc.(a)(b)	530,617	7,577,211
G-III Apparel Group Ltd.(a)(b)	496,814	16,325,308
Movado Group Inc.	175,038	5,508,446
Oxford Industries Inc.	169,038	16,707,716
Rocky Brands Inc.	72,704	4,042,342
Superior Group of Companies Inc.	99,875	2,388,011
Unifi Inc.(a)	146,765	3,575,195
Vera Bradley Inc.(a)	294,999	3,655,038
		59,779,267
Thrifts & Mortgage Finance — 2.9%
Axos Financial Inc.(a)(b)	595,494	27,624,967
Bridgewater Bancshares Inc.(a)	211,053	3,408,506
Capitol Federal Financial Inc.	1,443,995	17,010,261
Columbia Financial Inc.(a)(b)	313,157	5,392,564
Essent Group Ltd.	1,253,465	56,343,252
Federal Agricultural Mortgage Corp., Class C, NVS	102,647	10,151,788
Finance of America Companies Inc., Class A(a)	354,743	2,706,689
Flagstar Bancorp. Inc.	590,106	24,943,781
FS Bancorp. Inc.	41,934	2,988,636
Hingham Institution For Savings (The)	16,129	4,685,474
Home Bancorp. Inc.	93,288	3,555,206
Home Point Capital Inc.(a)	75,932	450,277
HomeStreet Inc.	191,574	7,804,725
Kearny Financial Corp./MD	616,176	7,363,303
Luther Burbank Corp.	200,194	2,374,301
Merchants Bancorp./IN	112,755	4,424,506
Meridian Bancorp. Inc.	535,093	10,948,003
Meta Financial Group Inc.	251,686	12,742,862
Mr Cooper Group Inc.(a)	800,183	26,454,050
NMI Holdings Inc., Class A(a)(b)	897,470	20,175,126
Northfield Bancorp. Inc.	515,535	8,454,774
Northwest Bancshares Inc.	1,181,734	16,118,852
Ocwen Financial Corp.(a)	92,609	2,869,027
PCSB Financial Corp.	171,850	3,122,514
PennyMac Financial Services Inc.	398,385	24,588,322
Pioneer Bancorp. Inc./NY(a)(b)	153,924	1,850,166
Premier Financial Corp.	429,905	12,213,601
Provident Bancorp. Inc.	191,733	3,127,165
Provident Financial Services Inc.	835,254	19,118,964
Radian Group Inc.	2,183,513	48,583,164
Southern Missouri Bancorp. Inc.	93,306	4,195,038
TrustCo Bank Corp. NY	193,759	6,661,434
Velocity Financial Inc.(a)(b)	83,442	1,042,191
Walker & Dunlop Inc.	299,028	31,212,543
Washington Federal Inc.	842,807	26,784,406
Waterstone Financial Inc.	268,471	5,278,140
WSFS Financial Corp.	538,756	25,100,642
		491,869,220
Tobacco — 0.2%
Universal Corp./VA	278,998	15,894,516

Security	Shares	Value

Tobacco (continued)
Vector Group Ltd.	1,406,354	$19,885,846
		35,780,362
Trading Companies & Distributors — 1.6%
Alta Equipment Group Inc.(a)	169,781	2,256,390
Beacon Roofing Supply Inc.(a)(b)	162,417	8,648,705
Boise Cascade Co.	347,979	20,304,575
CAI International Inc.	140,217	7,852,152
Custom Truck One Source Inc.(a)(b)	158,041	1,504,550
DXP Enterprises Inc./TX(a)(b)	202,035	6,727,766
GATX Corp.	397,229	35,142,850
Global Industrial Co.	34,540	1,267,963
GMS Inc.(a)	479,602	23,088,040
McGrath RentCorp.	88,478	7,217,151
MRC Global Inc.(a)	906,071	8,517,067
NOW Inc.(a)	1,244,953	11,814,604
Rush Enterprises Inc., Class A	469,033	20,280,987
Rush Enterprises Inc., Class B	89,041	3,396,024
Textainer Group Holdings Ltd.(a)(b)	465,217	15,710,378
Titan Machinery Inc.(a)(b)	216,153	6,687,774
Triton International Ltd.	753,260	39,425,628
Veritiv Corp.(a)	177,527	10,903,708
WESCO International Inc.(a)(b)	411,918	42,353,409
Willis Lease Finance Corp.(a)	28,048	1,202,137
		274,301,858
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	597,401	22,862,536

Water Utilities — 0.5%
American States Water Co.	199,215	15,849,545
Artesian Resources Corp., Class A, NVS.	87,755	3,226,751
Cadiz Inc.(a)(b)	221,392	3,010,931
California Water Service Group	571,768	31,755,995
Middlesex Water Co.	119,943	9,802,941
Pure Cycle Corp.(a)	15,347	212,096
SJW Group	309,552	19,594,642
York Water Co. (The)	52,766	2,390,300
		85,843,201
Wireless Telecommunication Services — 0.3%
Gogo Inc.(a)(b)	626,507	7,129,650
Shenandoah Telecommunications Co.	357,281	17,331,701
Telephone and Data Systems Inc.	1,144,727	25,939,514
U.S. Cellular Corp.(a)(b)	171,963	6,243,976
		56,644,841

Total Common Stocks — 99.8%
(Cost: $14,459,253,568)	.	16,657,041,262

Warrants

Energy Equipment & Services — 0.0%
Nabors Industries Ltd., (Expires 06/11/26)(a)(b)	3,616	36,160

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp., (Expires 09/01/24)(a)	42,563	265,593
Whiting Petroleum Corp., (Expires 09/01/25)(a)	21,281	122,792
		388,385

Total Warrants — 0.0%
(Cost: $5,241,813)	.	424,545

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Corporate Bonds & Notes — 0.0%

GAMCO Investors Inc., 4.00%, 06/15/23(f) USD	28,310	$28,307

Short-Term Investments

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(g)(h)(i)	954,845,942	955,418,850
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	40,060,000	40,060,000
		995,478,850

Total Short-Term Investments — 6.0%
(Cost: $995,137,935)		995,478,850

Total Investments Before Investments Sold Short — 105.8%
(Cost: $15,459,661,626)		17,652,972,964

Investments In Securities Sold Short

Common Stocks — (0.0%)
PDL BioPharma Inc.(a)(d)	(1,188)	(2,934)

Total Investments Sold Short
(Proceeds $(2,907))		(2,934)

Total Investments, Net of Investments Sold Short — 105.8%
(Cost: $15,459,658,719)		17,652,970,030

Other Assets, Less Liabilities — (5.8)%		(962,465,221)

Net Assets — 100.0%		$16,690,504,809

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Rounds to less than $1.

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period-end.

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$911,918,766	$43,491,335	(a)	$—	$(14,424)	$23,173	$955,418,850	954,845,942	$1,462,846	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,210,000	34,850,000	(a)	—	—	—	40,060,000	40,060,000	827		—
					$(14,424)	$23,173	$995,478,850		$1,463,673		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts Russell 2000 Micro E-Mini Index	406	09/17/21	$46,848	$139,412

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$16,656,510,546	$473,171	$57,545	$16,657,041,262
Warrants	424,545	—	—	424,545
Corporate Bonds & Notes	—	28,307	—	28,307
Money Market Funds.	995,478,850	—	—	995,478,850
Liabilities
Common Stocks	—	—	(2,934)	(2,934)
	$17,652,413,941	$501,478	$54,611	$17,652,970,030
Derivative financial instruments(a)
Assets
Futures Contracts	$139,412	$—	$—	$139,412

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

Currency Abbreviations

USD	United States Dollar